Exhibit 99.2

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2019

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2019, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2019, leases with a total base residual value of $14,711,722.25 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2019. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2019
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2019-	September	$945,556,713.41
	October	$913,029,612.83	$17,634,763.61	7.53%	$21,526,091.75	2.70%
	November	$889,532,464.06	$17,351,244.24	7.40%	$12,652,659.82	1.58%
	December	$861,421,166.78	$16,960,716.82	7.24%	$17,489,896.88	2.19%
2020-	January	$831,410,435.21	$16,518,569.48	7.05%	$19,631,161.60	2.46%
	February	$790,379,085.61	$15,836,078.05	6.76%	$31,120,422.30	3.90%
	March	$749,414,104.37	$15,171,848.71	6.47%	$31,425,866.73	3.94%
	April	$710,375,496.54	$14,539,237.27	6.20%	$29,840,190.21	3.74%
	May	$666,176,603.01	$13,781,471.15	5.88%	$35,480,047.45	4.44%
	June	$625,274,099.90	$13,080,392.72	5.58%	$32,569,501.50	4.08%
	July	$590,053,556.76	$12,455,888.94	5.32%	$27,220,599.50	3.41%
	August	$557,966,880.00	$11,892,218.70	5.07%	$24,399,437.55	3.06%
	September	$520,774,289.76	$11,183,261.67	4.77%	$29,985,673.95	3.76%
	October	$482,611,630.01	$10,427,611.62	4.45%	$31,446,370.65	3.94%
	November	$441,955,370.44	$9,594,401.88	4.09%	$34,501,216.45	4.32%
	December	$395,688,325.12	$8,643,553.41	3.69%	$40,773,137.80	5.11%
2021-	January	$359,420,915.24	$7,914,565.84	3.38%	$31,172,822.35	3.90%
	February	$310,077,460.59	$6,900,581.61	2.94%	$45,004,425.65	5.64%
	March	$254,228,741.57	$5,737,640.53	2.45%	$52,320,952.35	6.55%
	April	$189,757,317.43	$4,365,957.88	1.86%	$61,917,386.26	7.75%
	May	$107,541,082.82	$2,559,109.50	1.09%	$81,009,618.67	10.15%
	June	$35,748,841.93	$939,517.54	0.40%	$71,619,356.80	8.97%
	July	$20,878,053.51	$566,585.77	0.24%	$14,559,163.25	1.82%
	August	$8,914,827.87	$247,908.05	0.11%	$11,864,307.10	1.49%
	September	$379,230.00	$11,275.66	0.00%	$8,587,999.50	1.08%
	October	$225,156.30	$6,919.12	0.00%	$149,963.00	0.02%
	November	$219,944.47	$6,919.12	0.00%	$0.00	0.00%
	December	$175,565.87	$6,338.44	0.00%	$39,707.00	0.00%
2022-	January	$142,935.31	$5,436.88	0.00%	$28,541.00	0.00%
	February	$101,129.40	$3,539.35	0.00%	$39,378.00	0.00%
	March	$51,536.46	$1,924.47	0.00%	$48,389.00	0.01%
	April	$38,571.21	$1,422.45	0.00%	$11,910.00	0.00%
	May	$15,814.32	$517.71	0.00%	$22,514.00	0.00%
	June	$0.00	$0.00	0.00%	$15,927.00	0.00%

Total			234,347,418.19	100.00%	798,474,635.07	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,032,822,053.26

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2019	Car	202	66.89%	$1,359	4.36%	10.66%
	CUV	324	63.78%	$1,990	5.23%	11.06%
	SUV	7	58.33%	$2,320	3.70%	7.54%
	Truck	54	48.21%	$2,427	4.76%	8.48%
	Total/Average	587	62.85%	$1,817	4.89%	10.49%

AUGUST 2019	Car	248	69.66%	$1,849	5.63%	13.86%
	CUV	359	65.87%	$1,924	5.15%	10.82%
	SUV	11	61.11%	$3,719	5.42%	11.40%
	Truck	67	53.60%	$2,928	5.73%	10.45%
	Total/Average	685	65.61%	$2,024	5.39%	11.62%

SEPTEMBER 2019	Car	209	66.56%	$1,701	5.22%	12.70%
	CUV	325	59.63%	$1,654	4.38%	9.30%
	SUV	8	44.44%	$8,104	11.42%	25.77%
	Truck	57	49.14%	$2,048	4.07%	7.57%
	Total/Average	599	60.32%	$1,794	4.77%	10.36%